Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 2,159,212	$ 2,356,173
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	1,931,558	2,118,055
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	16,066	16,066
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,969	5,999
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	4,211	1,787
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	29,195	43,870
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	142,257	133,543
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	28,956	36,853
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,935,829	7,344,532	$ 6,918,765
Gross [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,373,871	6,749,163	6,324,210
Gross [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	96,583	96,760	96,481
Gross [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	146,326	170,709	170,429
Gross [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	31,076	30,863	32,696
Gross [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	116,760	126,641	124,833
Gross [Member] | Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	142,257	133,543	126,872
Gross [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	28,956	36,853	43,244
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(4,776,617)	(4,988,359)	(4,580,677)
Accumulated Depreciation [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(4,442,313)	(4,631,108)	(4,229,700)
Accumulated Depreciation [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(80,517)	(80,694)	(80,415)
Accumulated Depreciation [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(139,357)	(164,710)	(161,193)
Accumulated Depreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(26,865)	(29,076)	(30,363)
Accumulated Depreciation [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ (87,565)	$ (82,771)	$ (79,006)